Interest expense	12 Months Ended
Dec. 31, 2014
Interest Expense [Abstract]
Interest expense	Interest expense

(In millions of U.S. dollars)	Years ended December 31
	2014	2013	2012
Gross interest expense	110.9	95.2	94.5
Capitalized interest	7.1	10.3	10.6
Net interest expense	103.8	84.9	83.9